REDEEMABLE ORDINARY SHARES	9 Months Ended
Sep. 30, 2013
REDEEMABLE ORDINARY SHARES
11.	REDEEMABLE ORDINARY SHARES

On January 29, 2008 and concurrently with the convertible bond issuance, the Company issued and sold 9,019,611 ADSs, representing 45,098,055 of the Company’s ordinary shares at the par value per share of US$0.0001.

The Company is entitled to repurchase any or all of the ADSs at par value on any business day after the entire principal amount of the convertible bonds cease to be outstanding. Such rights will expire one month after the maturity of the convertible bonds. In addition, the holders of the ADSs have the right to request the Company to repurchase the ADSs at par value at any time by giving prior notice. Since the holders have the ability to require the repurchase of the ADSs, which is outside the control of the Company, the ordinary shares underlying the ADSs have been classified as mezzanine equity. The holders are entitled to receive all cash and non-cash distributions that an ordinary shareholder would receive but such distributions are required to be paid back to the Company upon repurchase of the ADSs.

The adoption of ASU 2009-15, Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing, on January 1, 2010 revised the Company’s accounting for the redeemable ordinary shares. The Company evaluated the redeemable ordinary shares concurrently with the bonds upon adoption of ASU 2009-15 and determined that the redeemable ordinary shares issued qualified as an own-share lending arrangement because the purpose of issuance of the shares was to increase the availability of the Company’s shares and facilitate the ability of the holders to hedge the conversion option in the Company’s convertible debt and the Company is entitled to repurchase any or all of the ADSs at par value on any business day after the entire principal amount of the convertible bonds ceases to be outstanding.

Accordingly, the share-lending arrangement upon adoption of ASU 2009-15 is measured at fair value, and recognized as an issuance cost with an offset to redeemable ordinary shares. ASU 2009-15 requires the Company to recognize the cumulative effect of the change in accounting principle as an adjustment to the opening balance of retained earnings. An adjustment of US$3,076 (approximately RMB22,000), which represents the fair value that would have been recognized if the guidance in ASU 2009-15 had been applied from the issuance date on January 29, 2008, was recorded on January 1, 2010 to issuance cost with an offset to redeemable ordinary shares.